Commitments and Contingencies (Details)					6 Months Ended		12 Months Ended
	Nov. 16, 2023 USD ($)	Nov. 16, 2023 CNY (¥)	Aug. 22, 2023 USD ($)	Aug. 22, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
Commitments and Contingencies [Abstract]
Lawsuit filing date			Aug. 22, 2023	Aug. 22, 2023
Disputed amount			$ 1,389,806	¥ 10,100,000	$ 1,389,806	¥ 10,100,000
Payment to supplier	$ 1,389,806	¥ 10,100,000
Accrued expenses							$ 48,379	¥ 351,578
Restricted cash					$ 1,409,041				¥ 10,239,780